Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Consolidated net income	¥ 231,333	¥ 265,239	¥ 239,516
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depreciation and amortization	273,327	263,480	275,173
Loss on disposal of fixed assets	7,975	12,429	10,638
Equity in (earnings) losses of affiliated companies	(447)	(478)	664
Deferred income taxes	4,672	8,929	16,791
Decrease in trade receivables	22,720	9,323	45,040
Decrease in inventories	14,249	59,004	85,577
Decrease in trade payables	(17,288)	(24,620)	(108,622)
Increase (decrease) in accrued income taxes	(8,731)	3,586	(9,432)
Increase (decrease) in accrued expenses	(25,529)	11,124	(15,635)
Increase (decrease) in accrued (prepaid) pension and severance cost	4,622	(6,305)	(15,568)
Other, net	(32,179)	(17,784)	(16,500)
Net cash provided by operating activities	474,724	583,927	507,642
Cash flows from investing activities:
Purchases of fixed assets (Note 5)	(252,948)	(218,362)	(233,175)
Proceeds from sale of fixed assets (Note 5)	3,824	3,994	1,763
Purchases of available-for-sale securities	(98)	(311)	(5,771)
Proceeds from sale and maturity of available-for-sale securities	804	2,606	4,528
(Increase) decrease in time deposits, net	47,665	(14,223)	(12,483)
Acquisitions of businesses, net of cash acquired (Note 7)	(251,534)	(54,772)	(4,914)
Purchases of other investments	(1,220)		(296)
Other, net	(112)	11,770	136
Net cash used in investing activities	(453,619)	(269,298)	(250,212)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	717	1,377	1,483
Repayments of long-term debt	(1,350)	(2,152)	(2,334)
Decrease in short-term loans, net		(54)	(547)
Purchases of noncontrolling interests	(29,570)		(2,616)
Dividends paid	(174,711)	(145,790)	(155,627)
Repurchases and reissuance of treasury stock	790	(149,813)	(50,007)
Other, net	(6,078)	(4,454)	(12,533)
Net cash used in financing activities	(210,202)	(300,886)	(222,181)
Effect of exchange rate changes on cash and cash equivalents	(21,870)	41,928	86,982
Net change in cash and cash equivalents	(210,967)	55,671	122,231
Cash and cash equivalents at beginning of year	844,580	788,909	666,678
Cash and cash equivalents at end of year	633,613	844,580	788,909
Cash paid during the year for:
Interest	653	462	500
Income taxes	¥ 117,643	¥ 111,819	¥ 108,950